ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Ali R. Olia T +1 617 951 7204 Ali.Olia@ropesgray.com

March 31, 2026

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Registrant”)

(Registration Nos. 33-14905 and 811-05201)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that: (a) that the forms of prospectus and statement of additional information used with respect to the ETF Class shares of each of Thornburg American Opportunities Fund (formerly, Thornburg Small/Mid Cap Core Fund) and Thornburg Focus Growth Fund (formerly, Thornburg Small/Mid Cap Growth Fund), each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 164 to the Registrant’s Registration Statement under the Securities Act (“Amendment No. 164”); and (b) Amendment No. 164 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7204.

Very truly yours,

/s/ Ali R. Olia
Ali R. Olia